Revenue Recognition - Schedule of Revenue from Contracts with Customers (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenue from Contracts with Customers [Line Items]
Insurance brokerage commissions		$ 478,143
Securities brokerage commissions	2,019	363,565
Market making commissions and fees	15	57,339
Total revenue from contracts with customers	2,034	899,047
Geographic revenue	2,034	899,047
Hong Kong [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Total revenue from contracts with customers		841,708
Geographic revenue		841,708
Cayman Islands [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Total revenue from contracts with customers	2,034	57,339
Geographic revenue	$ 2,034	$ 57,339